Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 111,891,134	¥ 104,635,815
Deposits	¥ 172,927,810	¥ 162,593,492